Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity

NOTE 10 — EQUITY

Ordinary Shares

The Company was incorporated as an exempted company with limited liability on September 13, 2024, under the laws of the Cayman Islands. It is a holding company and does not actively engage in any business. According to its memorandum and articles of association adopted at incorporation, the authorized share capital of the Company was US$50,000 divided into 500,000,000 ordinary shares with a par value of USD 0.0001 each.

On November 4, 2024, the Company re-designated its authorized share capital from US$50,000 divided into 500,000,000 ordinary shares with a par value of USD 0.0001 each to US$50,000 divided into (i) 450,000,000 Class A Ordinary Shares of par value of US$0.0001 each and (ii) 50,000,000 Class B Ordinary Shares of par value of US$0.0001 each by re-designating 449,990,000 authorized but unissued ordinary shares of par value USD$0.0001 each into 449,990,000 Class A Ordinary Shares, and 50,000,000 authorized but unissued ordinary shares of par value USD$0.0001 each into 50,000,000 Class B Ordinary Shares, and by re-designating 10,000 issued ordinary shares owned by Etoiles Zeneo Investment Limited into 10,000 Class A Ordinary Shares.

On the same date, the Company issued 13,490,000 Class A Ordinary Shares and 10,000,000 Class B Ordinary Shares to Etoiles Zeneo Investment Limited. Subsequently, Etoiles Zeneo Investment Limited entered into Sale and Purchase Agreements with several entities, transferring portions of its Class A Ordinary Shares. As a result, the ownership structure of the Company was as follows:

On May 8, 2025, Etoiles Zeneo Investment Limited voluntarily surrendered 5,000,000 Class B Ordinary Shares to the Company for cancellation for no consideration. As a result, the total number of Class B Ordinary Shares outstanding was reduced from 10,000,000 to 5,000,000. The number of Class B ordinary shares has been retroactively adjusted to reflect the Surrendered Shares in the consolidated financial statements for the years ended December 31, 2024 and 2023. The Group reorganization has been disclosed in Note 1.

10,287,000 Class A Ordinary Shares and 5,000,000 Class B Ordinary Shares held by Etoiles Zeneo Investment Limited;

661,500 Class A Ordinary Shares held by Doublefortuna Company Limited;

621,000 Class A Ordinary Shares held by Easy Cargo Management Inc;

634,500 Class A Ordinary Shares held by Enbo Holdings Group Limited;

634,500 Class A Ordinary Shares held by La Dicha Group Limited; and

661,500 Class A Ordinary Shares held by Quantum Pinnacle Company Limited.

On August 8, 2025, the Company completed its initial public offering of 1,400,000 Class A Ordinary Shares at a price of $4.00 per share, raising gross proceeds of $5,600,000. Subsequently, the underwriters exercised their overallotment option in full, resulting in the issuance of an additional 210,000 Class A Ordinary Shares, contributing $840,000 in additional gross proceeds. Total aggregate gross proceeds from the IPO and overallotment were $6,440,000, prior to deducting underwriting discounts, commissions, and offering expenses. The net proceeds $5,066,046 was credited to additional paid in capital under consolidated statements of changes in shareholders’ equity for the year ended December 31, 2025 after deducting underwriting discounts, commissions, and offering expenses amounted $1,373,794.

Dividends

The holders of our Ordinary Shares are entitled to such dividends as may be declared by our board of directors out of any funds of the Company lawfully available for distribution. In addition, our Shareholders may declare dividends by ordinary resolution, but not dividend shall exceed the amount recommended by our directors. Under the laws of the Cayman Islands, our Company may pay a dividend out of either profit or the credit standing in our Company’s share premium account, provided that in no circumstances may a dividend be paid if this would result in our Company being unable to pay its debts as they fall due in the ordinary course of business immediately following the date on which the distribution or dividend is paid.

The Company has not declared or paid any dividends since its incorporation. The Company currently intends to retain all future earnings for use in the operation and expansion of its business. Any future determination to pay dividends will be at the discretion of the Board of Directors and will depend on the Company's financial condition, results of operations, capital requirements, and other factors the Board deems relevant.

Voting Rights

Holders of Class A Ordinary Shares and Class B Ordinary Shares shall, at all times, vote together as one class on all matters submitted to a vote by the members at any general meeting of the Company.

Holders of our Ordinary Shares may vote on all matters submitted to a vote of our shareholders, except as may otherwise be required by law. Subject to any rights or restrictions as to voting attached to any shares, on a poll every shareholder present in person or by proxy (or, if a corporation or other non-natural person, by its duly authorized representative or proxy) shall have one vote for each Class A Ordinary Share and 10 votes for each Class B Ordinary Share of which he or the person represented by proxy is the holder. As of December 31, 2025, the holders of Class B Ordinary Shares collectively hold approximately 77% of the total voting power of the Company.